Loans and Financings	12 Months Ended
Dec. 31, 2018
Loans and financings
Loans and financings

15    Loans and financings

Accounting policy

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost.  Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Composition and maturity profile

		Current		Non-current		Total		Fair value
Type	Average annual charges	2018	2017	2018	2017	2018	2017	2018	2017
Eurobonds – USD	Fixed 5.13%	9,907	8,778	1,032,664	1,032,664	1,042,571	1,041,442	1,014,974	1,120,901
Debt with banks	Libor + 1.27%	773	435	196,519	199,179	197,292	199,614	206,349	214,293
BNDES	TJLP + 2.82% / SELIC + 3.10% / TLP + 5.23%	6,117	19,795	83,808	73,653	89,925	93,448	82,208	85,969
Debentures	110.5% CDI	7,432	8,885	20,756	32,403	28,188	41,288	28,269	41,405
Export credit note		—	1,102	—	61,622	—	62,724	—	64,058
Other		8,284	1,846	58,607	6,937	66,891	8,783	69,778	8,506
		32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299	1,401,578	1,535,132

Current portion of long term loans and financing (principal)		21,107	28,019
Interest on loans and financing		11,406	12,822
		32,513	40,841

BNDES	-	Brazilian National Bank for Economic and Social Development
TJLP	-	Long-term interest rate set by the Brazilian National Monetary Council
SELIC	-	Brazilian basic interest rate
CDI	-	Brazilian Interbank Deposit Certificate
TLP	-	Set by the Brazilian National Monetary Council and composed by Brazil’s expected inflation plus spread

The maturity profile of loans and financing at December 31, 2018, was as follows:

	Total
								As from
	2019	2020	2021	2022	2023	2024	2025	2026	Total
Eurobonds - USD	9,907	—	—	—	339,601	—	—	693,063	1,042,571
Debt with banks	773	—	78,607	78,607	39,305	—	—	—	197,292
BNDES	6,117	6,763	8,112	12,156	12,156	11,912	11,176	21,533	89,925
Debentures	7,432	6,909	6,924	6,923	—	—	—	—	28,188
Other	8,284	10,271	10,273	8,820	7,796	7,737	7,736	5,974	66,891
	32,513	23,943	103,916	106,506	398,858	19,649	18,912	720,570	1,424,867
	3%	2%	7%	7%	28%	1%	1%	51%	100%

(a)   Changes

	2018	2017
Balance at the beginning of the year	1,447,299	1,144,385
Payments	(295,104)	(537,254)
New loans and financing	292,901	830,598
Foreign exchange gain	(5,777)	(2,873)
Gain on debt modification	(3,428)	—
Interest accrual	61,385	69,481
Interest paid	(72,409)	(57,038)
Balance at the end of the year	1,424,867	1,447,299

(b)   Analysis by currency

	Current		Non-current		Total
	2018	2017	2018	2017	2018	2017
US Dollar	17,267	13,260	1,284,128	1,272,223	1,301,395	1,285,483
Brazilian Real	15,246	27,471	108,226	134,235	123,472	161,706
Other	—	110	—	—	—	110
	32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299

(c)   Analysis by index

	Current		Non-current		Total
	2018	2017	2018	2017	2018	2017
Fixed rate	9,884	11,192	1,037,361	1,038,459	1,047,245	1,049,651
LIBOR	7,719	610	247,614	230,573	255,333	231,183
TJLP	1,467	12,509	14,700	35,341	16,167	47,850
UMBNDES	—	3,211	—	5,496	—	8,707
CDI	7,430	9,811	20,758	62,632	28,188	72,443
TLP	5,881	—	52,606	—	58,487	—
BNDES Selic	132	3,508	19,315	33,957	19,447	37,465
	32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299

(d)   Guarantees and covenants

At December 31, 2018, NEXA is the guarantor of NEXA BR’s loans with BNDES in the amount of USD 89,925.

At December 31, 2018, NEXA BR provided collateral guarantee in the form of machinery and equipment on part of its loans in the amount of USD 1,183.

The Company has borrowings that are subject to financial covenants at the consolidated level, such as: (i) the gearing ratio (net debt/adjusted EBITDA); (ii) the capitalization ratio (total debt/total debt + shareholders’ equity or shareholders’ equity/total assets); and (iii) interest coverage ratio (cash + adjusted EBITDA/interest + short-term debt). When applicable, these compliance obligations are standardized for all borrowing agreements. At December 31, 2018, the Company was in compliance with all applicable covenants.

(e)   Bonds

On May 4, 2017, NEXA issued an aggregate principal amount of USD 700,000 in unsecured bonds set to mature in 2027 at an interest rate of 5.375% per year. The proceeds from this offering were used to repay a portion of existing consolidated debt with banks, thereby extending the maturity of outstanding debt. These securities are guaranteed by NEXA BR, NEXA PERU and NEXA CJM.

On March 28, 2013, NEXA PERU conducted a bond offering in the international market for USD 350,000, at an annual fixed interest rate of 4.625% to be paid semi-annually. These financial instruments have a term of ten years and will be redeemed on March 28, 2023.

(f)    Repayment of debt

On May 25, 2018, the Company prepaid a term loan with principal amount of USD 100,000, maturity of November 2021 and cost of three-month Libor plus 2.55% p.a. The amount paid was USD 101,083, corresponding to the principal plus accrued and unpaid interest.

On March 9, 2018, the Company repaid certain Export Credit Notes with principal amount of USD 31,393, maturity of April 2020 and cost of three-month LIBOR + 1.85% p.a. The accompanying foreign exchange and interest rate swaps intended to change the interest index and currency of debt service repayments of this note was also liquidated in advance, generating a gain of USD 91 recognized in Net financial results.

On March 9, 2018, the Company repaid in full its Export Credit Notes with principal amount of USD 30,807, maturity of April 2020 and a cost of 118% of the CDI rate. The amount paid was USD 30,891 and includes principal plus accrued and unpaid interest.

(g)   Renegotiation of debt

On May 22, 2018, the Company renegotiated a term loan with principal amount of USD 100,000, maturity of November 2021 and cost of six-month Libor plus 2.50% p.a. The renegotiated debt with the same counter-party has a maturity of May 2023 and a cost of six-month Libor plus 1.27% p.a. This transaction was accounted for as debt modification due to non-substantial modifications made to the original debt and a gain of USD 3,428 was recognized in Net financial results. This loan is guaranteed by NEXA CJM and NEXA BR.

On December 27, 2018, the NEXA BR renegotiated contractual terms with BNDES comprising loans of a total principal amount of USD 58,990 (equivalent to BRL 228,573), original maturity dates from 2019 until 2023 and subjected to interest rates of TJLP plus spread (between 2.36% and 2.48% p.a.) or SELIC plus spread (between 2.48% to 2.72% p.a.). The renegotiated debts with the same counter-party have the final maturity in December 2028 and are subjected to a cost of TLP plus spread (between 2.09% to 2.29% p.a.) and replaces the guarantor from VSA to NEXA. This transaction was accounted for as a debt extinguishment due to the substantial modifications made to the original debt and no gain or loss was recognized in the income statement.

On January 2019, NEXA BR contracted a swap to change the Brazilian inflation component of the TLP rate to 53.04% of the CDI rate.

(h)   New loans

On May 22, 2018, the Company entered into a term loan agreement in the principal amount of USD 100,000, maturing in May 2023 and with a cost of six-month Libor plus 1.27% p.a. Proceeds from this transaction were used to prepay a term loan with interest rate of three-month Libor plus 2.55% p.a. No gain or loss were recognized on the early payment of the debt. This loan is guaranteed by NEXA CJM and NEXA BR.

On June 27, 2018, the Company utilized the amount of USD 62,500 of a new facility agreement to finance the purchase of machinery and equipment. The facility matures in 2027 and has an effective interest rate of 5.29% p.a.